RELATED PARTY TRANSACTIONS (Tables)	6 Months Ended
Jun. 30, 2012
Transactions with Ocwen Under the Purchase Agreement

The following table summarizes our transactions, beginning March 5, 2012, with Ocwen under the Purchase Agreement for the periods ended June 30, 2012:

	Three Months	Six Months
Servicing fees collected	$23,040	$29,501
Subservicing fee payable to Ocwen	9,728	12,460

Net servicing fees retained by HLSS	13,312	17,041
Reduction in notes receivable — Rights to MSRs	2,732	3,516

	$10,580	$13,525

Servicing advances purchased from Ocwen	$212,849	$308,738

Receivable From and Payable to Related Parties

The following table summarizes amounts receivable from and payable to related parties at the dates indicated:

	June 30, 2012	December 31, 2011
Servicing fees collected(1)	$653	$—
Professional services(2)	995	—
Purchase price settlement(3)	369	—
Other	243	—

Receivables from Ocwen	$2,260	$—

Subservicing fees payable(4)	$3,440	$—
Professional services(2)	40	—
Advance purchases(5)	2,736	—
Other(6)	96	1,478

Payables to Ocwen	$6,312	$1,478

Payables to Altisource	$71	$9

(1)	Ocwen is required to remit to us servicing fees it collects on our behalf within two business days. The amount due from Ocwen at June 30, 2012 represents servicing fees collected but not remitted at the end of the month. We record servicing fees we collect less the subservicing fee we pay to Ocwen as Interest income as shown in Note 9.
(2)	The respective amounts are for professional services provided from March 2012 through June 2012.
(3)	The amount represents the post-closing adjustment for the purchase price paid in the Flow One Purchase, as further discussed in Note 2.
(4)	The base fee and performance fee, if any, that comprise the servicing fee expense are calculated and paid to Ocwen within three business days following the end of the month.
(5)	This represents the amount due to Ocwen for servicing advances that HLSS is obligated to purchase under the terms of the Purchase Agreement as of June 30, 2012.
(6)	At December 31, 2011, we owed Ocwen $1,478 for offering costs associated with our IPO. Ocwen made certain of these payments on our behalf, which we reimbursed in March 2012 after the completion of our IPO.